EQUITY - Ordinary Shares (Details) $ / shares in Units, $ in Thousands	Dec. 31, 2023 USD ($) Vote $ / shares shares	Dec. 31, 2022 $ / shares shares
EQUITY
Number of shares authorized	400,000,000
Par value per share | $ / shares	$ 0.0001	$ 0.0001
Number of shares issued	29,184,475	24,898,908
Number of shares outstanding	29,149,444	24,898,908
Number of votes per share | Vote	1
Dividends declared | $	$ 0
Share options
EQUITY
Shares reserved for future transfer for employees exercise share options	35,031